Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Going Concern

Going Concern

The accompanying unaudited consolidated financial statements have been prepared as if the Company will continue as a going concern. The Company has incurred significant operating losses and negative cash flows from operations since inception. As of September 30, 2024, the Company had cash of approximately $51,000 and an accumulated deficit of approximately $8.5 million. The Company has incurred recurring losses, has experienced recurring negative operating cash flows, and requires significant cash resources to execute its business plans. The Company is dependent on obtaining additional working capital funding from the sale of equity and/or debt securities in order to continue to execute its development plans and continue operations. Without additional funding, there is substantial doubt about the Company’s ability to continue as a going concern for twelve months from the date of these financial statements.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred material recurring losses from operations. The Company has not generated material revenues since inception and has generated losses totaling $3,923,677 since inception.

The consolidated financial statements do not contain any adjustments to reflect the possible future effects on the classification of assets or the amounts and classification of liability that may result should the Company be unable to continue as a going concern.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. The Company prepared the Financial Statements, without audit, pursuant to the rules and regulations of the SEC applicable to quarterly reporting on Form 10-Q and reflect, in management’s opinion, all adjustments necessary to present fairly the financial information. All such adjustments are of a normal recurring nature. Certain information and footnote disclosures normally included in financial statements, prepared in accordance with generally accepted accounting principles, have been consolidated or omitted as permitted by such rules and regulations. These Financial Statements should be read in conjunction with the consolidated financial statements and related notes included in the 2023 Annual Report. Results of operations for interim periods are not necessarily indicative of annual results.

Basis of Presentation and Principles of Consolidation

The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. The Company prepared the Financial Statements pursuant to the rules and regulations of the SEC and reflect, in management’s opinion, all adjustments necessary to present fairly the financial information. All such adjustments are of a normal recurring nature. Certain information and footnote disclosures normally included in financial statements, prepared in accordance with generally accepted accounting principles, have been consolidated or omitted as permitted by such rules and regulations.

Reclassification

Reclassification

Certain prior year amounts have been reclassified for comparative purposes to conform to the current-year financial statement presentation. These reclassifications had no effect on previously reported results of operations and were not material.

Reclassification

Certain prior year amounts have been reclassified for comparative purposes to conform to the current-year financial statement presentation. These reclassifications had no effect on previously reported results of operations and were not material.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires the Company to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and the accompanying notes. Such estimates include life of intangible assets, accrued liabilities, income taxes, long-lived assets, and deferred tax valuation allowances. These estimates generally involve complex issues and require management to make judgments, involve analysis of historical and future trends that can require extended periods of time to resolve, and are subject to change from period to period. In all cases, actual results could differ materially from estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. As of September 30, 2024, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company did not hold cash in excess of FDIC insurance coverage at a financial institution as of December 31, 2023 and 2022.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The assets and liabilities are valued using a fair market basis as defined in the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) ASC 820, Fair Value Measurement. Fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. The Company uses a three-level hierarchy established by the FASB that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). The levels of the fair value hierarchy are described below:

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs with little or no market data available, which require the reporting entity to develop its own assumptions.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most conservative level of input that is significant to the fair value measurement.

	Fair value measurements at reporting date using:
	Fair value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Representative warrant liabilities, September 30, 2024	$21,200	$-	$-	$21,200

Liabilities:
Representative warrant liabilities, December 31, 2023	$-	$-	$-	$-

The following tables present a reconciliation of the Level 3 Private Warrants liabilities:

	Nine Months Ended September 30,
	2024	2023
Representative warrant liabilities, January 1	$-	$-
Issuances/Assumptions	22,525	-
Change in fair value	(1,325)	-
Representative warrant liabilities, September 30	$21,200	$-
	Three Months Ended September 30,
	2024	2023
Representative warrant liabilities, July 1	$62,222	$-
Change in fair value	(41,022)	-
Representative warrant liabilities, September 30	$21,200	$-

Fair Value of Financial Instruments

The assets and liabilities are valued using a fair market basis as defined in the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) ASC 820, Fair Value Measurement. Fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. The Company uses a three-level hierarchy established by the FASB that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). The levels of the fair value hierarchy are described below:

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs with little or no market data available, which require the reporting entity to develop its own assumptions.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most conservative level of input that is significant to the fair value measurement.

The Company did not identify any assets or liabilities that are required to be adjusted on the balance sheet to fair value as of December 31, 2023 and 2022.

Intangible Assets

Intangible Assets

The Company’s intangible assets consist of acquired medical licenses and patents.

The Company acquires medical licenses for the treatment of medical conditions to market and sell in the future. The initial asset cost is the cost to acquire the license. Once in use, the Company amortizes the license cost over the useful life using the straight-line method. As part of the licensing agreements, the Company acquires patents and records the cost to acquire patents as the initial asset cost. Once the patents are approved and in use, assuming no litigations expenses, the Company amortizes the patent cost over the useful life using the straight-line method. The amortization period will not exceed the lifespan of the protection afforded by the patent. If the expected useful life of the patent is even shorter, the Company will use the useful life for amortization purposes. Thus, the shorter of a patent’s useful life or legal life will be used for the amortization period.

Intangible Assets

The Company’s intangible assets consist of acquired medical licenses and patents.

The Company acquires medical licenses for the treatment of medical conditions to market and sell in the future. The initial asset cost is the cost to acquire the license. Once in use, the Company amortizes the license cost over the useful life using the straight-line method. As part of the licensing agreements, the Company acquires patents and records the cost to acquire patents as the initial asset cost. Once the patents are approved and in use, assuming no litigations expenses, the Company amortizes the patent cost over the useful life using the straight-line method. The amortization period will not exceed the lifespan of the protection afforded by the patent. If the expected useful life of the patent is even shorter, the Company will use the useful life for amortization purposes. Thus, the shorter of a patent’s useful life or legal life will be used for the amortization period.

Impairment of Long-Lived and Intangible Assets

Impairment of Long-Lived and Intangible Assets

The Company assesses the impairment of long-lived and intangible assets periodically, or at least annually, and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors considered important, which could trigger an impairment review, include the following: significant underperformance relative to historical or projected future cash flows; significant changes in the manner of use of the assets or the strategy of the overall business; and significant negative industry trends. When management determines that the carrying value of long-lived and intangible assets may not be recoverable, impairment is measured as the excess of the assets’ carrying value over the estimated fair value. Management is not aware of any other impairment charges that may currently be required; however, the Company cannot predict the occurrence of events that might adversely affect the reported values in the future. On an annual basis, the Company tests the long-lived and intangible assets for impairment based on the projected net present value of cash flows for each asset. Prior to the annual impairment test, if circumstances change and a long-lived or intangible asset is deemed impaired, an impairment loss will be immediately recognized in the statements of operations. At December 31, 2023, the date of the last impairment test, it was determined that the estimated fair value of the intangible assets exceeded the carrying value of the assets by 50%, indicating no impairment.

Impairment of Long-Lived and Intangible Assets

The Company assesses the impairment of long-lived and intangible assets periodically, or at least annually, and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors considered important, which could trigger an impairment review, include the following: significant underperformance relative to historical or projected future cash flows; significant changes in the manner of use of the assets or the strategy of the overall business; and significant negative industry trends. When management determines that the carrying value of long-lived and intangible assets may not be recoverable, impairment is measured as the excess of the assets’ carrying value over the estimated fair value. Management is not aware of any other impairment charges that may currently be required; however, the Company cannot predict the occurrence of events that might adversely affect the reported values in the future. On an annual basis, the Company tests the long-lived and intangible assets for impairment based on the projected net present value of cash flows for each asset. Prior to the annual impairment test, if circumstances change and a long-lived or intangible asset is deemed impaired, an impairment loss will be immediately recognized in the statements of operations. At December 31, 2023, the date of the last impairment test, it was determined that the estimated fair value of the intangible assets exceeded the carrying value of the assets by 50%, indicating no impairment.

Revenue Recognition

Revenue Recognition

The Company is in a pre-revenue state and does not generate revenue. When the Company commences to derive revenue, those contracts will be accounted in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic ASC 606).

Revenue Recognition

The Company is in a pre-revenue state and does not generate revenue. When the Company commences to derive revenue, those contracts will be accounted in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic ASC 606).

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASU 740, “Income Taxes”. Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company is subject to Income tax filings requirements in U.S. federal and various state jurisdictions. The Company’s tax returns for years from 2021, 2022, and 2023 are subject to U.S. federal, state, and local income tax examinations by tax authorities.

The Company reports income tax related interest and penalties within the income tax line item on the consolidated statements of operations. The Company likewise reports the reversal of income tax-related interest and penalties within such line item to the extent the Company resolves the liabilities for uncertain tax positions in a manner favorable to the accruals.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASU 740, “Income Taxes”. Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company is subject to Income tax filings requirements in U.S. federal and various state jurisdictions. The Company’s tax returns for years from 2021, 2022, and 2023 are subject to U.S. federal, state, and local income tax examinations by tax authorities.

The Company reports income tax related interest and penalties within the income tax line item on the consolidated statements of operations. The Company likewise reports the reversal of income tax-related interest and penalties within such line item to the extent the Company resolves the liabilities for uncertain tax positions in a manner favorable to the accruals.

Net Loss Per Share (Basic and Diluted)

Net Loss Per Share (Basic and Diluted)

Basic net loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares outstanding, plus the number of additional shares that would have been outstanding if the common share equivalents had been issued, if dilutive.

The following table details the net loss per share calculation, reconciles between basic and diluted weighted average shares outstanding, and presents the potentially dilutive shares that are excluded from the calculation of the weighted average diluted common shares outstanding, because their inclusion would have been anti-dilutive:

	For the Nine Months Ended September 30,
	2024	2023
Numerator:

Net loss	$(4,083,109)	$(580,983)

Weighted average shares outstanding (denominator for basic earnings per share)	16,588,940	15,130,393

Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)	16,588,940	15,130,393

Basic loss per share	$(0.25)	$(0.04)
Diluted loss per share	$(0.25)	$(0.04)

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been anti-dilutive:

	For the Nine Months Ended September 30,
	2024	2023
Warrants	12,030,000	12,030,000
Total potentially dilutive shares	12,030,000	12,030,000

Net Loss Per Share (Basic and Diluted)

Basic net loss per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share (EPS) include additional dilution from common stock equivalents, such as stock issuable pursuant to convertible notes. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for the periods presented. On December 31, 2023 the Company’s common stock equivalents consisted of 405,250 shares of Series B preferred stock outstanding which may be converted into 40,525,000 shares of the Company’s common stock and 851,400 shares common stock to be issued for an aggregate of 41,376,400 shares of common stock.

Research and Development Cost

Research and Development Cost

Research and development (R&D) costs are expensed as incurred. R&D costs are related to the Company’s internally funded development of the Company medical licenses and patents. The Company R&D costs were $0 for the three and nine months ended September 30, 2024 and 2023, respectively.

Research and Development Cost

Research and development (R&D) costs are expensed as incurred. R&D costs are related to the Company’s internally funded development of the Company medical licenses and patents. The Company had R&D costs were $-0- for the years ended December 31, 2023 and 2022, respectively.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation in accordance with the fair value recognition provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 718 and No. 505. The Company issues restricted stock to employees and consultants for their services. Cost for these transactions are measured at the fair value of the equity instruments issued at the date of grant. These shares are considered fully vested and the fair market value is recognized as an expense in the period granted. The Company recognized consulting expenses and a corresponding increase to additional paid-in-capital related to stock issued for services. For agreements requiring future services, the consulting expense is to be recognized ratably over the requisite service period.

The Company recorded share-based compensation of $1,990,366 and $100,000 for the nine months ended September 30, 2024, and 2023, respectively.

Share-based Compensation

The Company accounts for share-based compensation in accordance with the fair value recognition provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 718 and No. 505. The Company issues restricted stock to employees and consultants for their services. Cost for these transactions are measured at the fair value of the equity instruments issued at the date of grant. These shares are considered fully vested and the fair market value is recognized as an expense in the period granted. The Company recognized consulting expenses and a corresponding increase to additional paid-in-capital related to stock issued for services. For agreements requiring future services, the consulting expense is to be recognized ratably over the requisite service period.

The Company recorded share-based compensation of $-0- and $1,400 for the years ended December 31, 2023, and 2022, respectively.

Warrants

Warrants

As of September 30, 2024, the fair value of the Representative Warrant liabilities was $21,200 based on the closing price of the warrants on The Nasdaq Capital Market. The fair value of the Representative Warrants was approximately $0.04 per Representative Warrant, which was based on the relative fair value to the Public Warrants. During the quarter, our Public and Private Warrants met the conditions necessary to adjust the exercise price and the redemption trigger price. As of September 30, 2024, the exercise price was $3.49 per warrant, and the redemption trigger price was $5.01. During the three months ended September 30, 2024, the fair value of the Representative warrants decreased by $41,022.

During the three months ended September 30, 2024, a warrant holder exercised 130,000 warrants issued as part of the Series D Preferred Shares related to the Business Combination, with a total value of $96,200, valued as of September 27, 2024.

Related Parties

Related Parties

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the related parties include (a) affiliates of the Company; (b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; (c) trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; (d) principal owners of the Company; (e) management of the Company; (f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and (g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: (a) the nature of the relationship(s) involved; (b) description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; (c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and (d) amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Related Parties

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the related parties include (a) affiliates of the Company; (b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; (c) trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; (d) principal owners of the Company; (e) management of the Company; (f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and (g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: (a) the nature of the relationship(s) involved; (b) description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; (c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and (d) amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Prepaid Expenses

Prepaid Expenses

The Company considers all items incurred for future services to be prepaid expenses. The prepaid expenses were $3,840 and $3,667 at December 31, 2023 and 2022, consisting of the OTC Market annual fee.

Property and equipment

Property and equipment

Property and equipment are recorded at cost and depreciated on the straight-line method over the estimated useful lives. Expenditures for normal repairs and maintenance are charged to expense as incurred. The cost and related accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts, and any gain or loss is included in operations.

Licenses

Licenses

The Company acquires medical licenses for the treatment of medical conditions to market and sell in the future. The initial asset cost is the cost to acquire the license. Once in use, the Company amortizes the license cost over the useful life using the straight-line method.